Annual Total Returns- Emerging Markets Bond Strategy Fund (Class H) [BarChart] - Class H - Emerging Markets Bond Strategy Fund - Class H	2014	2015	2016	2017	2018	2019	2020
Total	(4.89%)	(2.67%)	8.47%	8.08%	(4.94%)	10.86%	3.40%